Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes:
Income taxes:

12.Income taxes:

Deferred tax expense

	December 31,	December 31,
	2019	2018

Origination and reversal of temporary differences	$(8,564)	$(2,111)
Change in unrecognized deductible temporary differences
including effect of change in tax rate of $32
in 2019 (2018 – $26)	8,564	2,111
Deferred tax expense	$—	$—

Reconciliation of effective tax rate:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Loss before income taxes:
Canadian operations	$(34,140)	$(9,084)
US operations	(326)	—
	(34,466)	(9,084)
Tax using the Company’s domestic tax rate	(9,168)	(2,425)
Change in unrecognized deductible temporary differences	8,564	2,111
Difference in tax rate of a foreign subsidiary	18	—
Non-taxable accounting gain on sale of investment in FB Heath and sale of subsidiary	—	(22)
Effect of change in tax rate	32	26
Non-deductible stock option expense	568	186
Permanent differences and other items	(14)	124
Total deferred tax expense	$—	$—

The applicable statutory tax rates are 26.6% in 2019 and 26.7% in 2018. The Company’s applicable tax rate is the Canadian combined rates applicable in the jurisdiction in which the Company operates. The decrease is due to the reduction of the Quebec income tax rate in 2019 from 11.7% to 11.6%.

Deferred tax assets and liabilities

Recognized deferred tax assets and liabilities:

As at December 31, 2019 and 2018, recognized deferred tax assets and liabilities are attributable to the following:

	Assets		Liabilities		Net
	2019	2018	2019	2018	2019	2018
Taxes losses carried forward	$79	$25	$—	$—	$79	$25
Right-of-use assets	—	—	(70)	—	(70)	—
Equipment	—	—	—	(16)	—	(16)
Trade and other receivables	—	—	(9)	(9)	(9)	(9)
Tax assets (liabilities)	79	25	(79)	(25)	—	—
Set off of tax	(79)	(25)	79	25	—	—
Net tax assets (liabilities)	$—	$—	$—	$—	$—	$—

Unrecognized deferred tax assets and investment tax credits:

As at December 31, 2019 and 2018, the amounts and expiry dates of tax attributes and temporary differences for which no deferred tax assets was recognized were as follows:

	December 31, 2019		December 31, 2018
	Federal	Provincial	Federal	Provincial
Research and development expenses, without time limitation	$9,874	$10,084	$6,300	$6,496

Federal research and development investment tax credits
2037	309	—	309	—
2038	464	—	462	—
2039	519	—	—	—
	1,292	—	771	—

Tax losses carried forward
2032	338	211	338	211
2033	894	1,148	894	894
2034	822	822	822	822
2035	1,116	1,116	1,116	1,051
2036	1,143	1,143	1,143	1,143
2037	2,251	2,476	2,311	2,476
2038	5,025	4,886	5,131	4,947
2039	29,488	29,318	—	—
	41,077	41,120	11,755	11,544

Capital losses	14,199	14,199	14,120	14,120

Other deductible temporary differences, without time limitation	$11,655	$11,655	$3,808	$3,808

Deferred tax assets and investments tax credits have not been recognized in respect to these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom. The generation of future taxable profit is dependent on the successful commercialization of the Company’s products and technologies.